Discontinued operations (Tables)	12 Months Ended
Dec. 31, 2020
Operating results of the discontinued operations

	2020	2019		2018
Items constituting net income / (loss) from discontinued operations
Time-charter revenues (Notes 1 and 2)	$4,238	$20,545		$25,566
Voyage expenses	(188)	(987)		(1,267)
Vessels' operating expenses	(2,336)	(10,199)		(15,453)
Depreciation and amortization of deferred charges (Notes 2 and 6)	(99)	(2,901)		(4,908)
Management fees (Note 4)	(116)	(5)		-
Impairment losses (Note 6)	(339)	(31,629)		(20,654)
Gain / (loss) on vessel's sale (Note 6)	319	(127)		(16,700)
Foreign currency gains/ (losses)	3	(11)		(18)
Interest and finance costs (Notes 4, 7 and 10)	-	-		(11,520)
Interest income	-	-		2
Net income/ (loss) from discontinued operations	1,482	(25,314)		(44,952)

	December 31,	December 31,
Carrying amounts of major classes of assets of discontinued operations	2020	2019
Cash and cash equivalents	$13	$49	$
Accounts receivable, trade	110	700
Inventories	-	605
Prepaid expenses and other assets	105	285
Total major classes of current assets of discontinued operations	228	1,639
Total fixed assets, net	-	23,450
Deferred charges, net	-	134
Total major classes of non-current assets of discontinued operations	-	23,584
Carrying amounts of major classes of liabilities of discontinued operations
Accounts payable, trade and other	207	650
Accrued liabilities	109	119
Total major classes of current liabilities of discontinued operations	316	769